BUSINESS COMBINATION (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 01, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Goodwill		¥ 659,255		¥ 665,416	¥ 491,969	$ 101,035	¥ 475,732
Revenues		958,467	$ 146,891	1,529,447	1,271,888
Net income		¥ (132,433)	$ (20,296)	148,100	¥ 142,958
Pro Forma [Member]
Revenues				1,555,302
Net income				¥ 152,669
Shijiazhuang [Member]
Purchase consideration	¥ 44,061
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(83,813)
Intangible assets	15,800
Student base	15,800
Deferred tax liabilities	(4,742)
Non-controlling interest	(33,866)
Goodwill	¥ 150,682